CONDENSED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2012	$ (728)	$ 2	$ 26,353	$ (27,083)
Balance (in shares) at Dec. 31, 2012		22,298,424
Stock-based compensation	1,254	$ 0	1,254	0
Exercise of warrants	404	$ 0	404	0
Exercise of warrants (in shares)		863,392
Reclassification of derivative liability upon exercise of warrants	80	$ 0	80	0
Sale of common stock and warrants at $1.773 per share (2013) and at $0.80 per share (Registered Offering) (2014)	1,217	$ 0	1,217	0
Sale of common stock and warrants at $1.773 per share (2013) and at $0.80 per share (Registered Offering) (2014) (in shares)		757,794
Sale of common stock and warrants at $1.50 per share (2013) and at $0.80 per share (Private Placement) (2014)	5,000	$ 1	4,999	0
Sale of common stock and warrants at $1.50 per share (2013) and at $0.80 per share (Private Placement) (2014) (in shares)		3,333,356
Issuance cost of sales of common stock and warrants	(665)	$ 0	(665)	0
Net loss	(5,302)	0	0	(5,302)
Balance at Dec. 31, 2013	1,260	$ 3	33,642	(32,385)
Balance (in shares) at Dec. 31, 2013		27,252,966
Stock-based compensation	1,319	$ 0	1,319	0
Common stock issued as payment of services and consulting fees	735	$ 0	735	0
Common stock issued as payment of services and consulting fees (in shares)		798,020
Sale of common stock and warrants at $1.773 per share (2013) and at $0.80 per share (Registered Offering) (2014)	3,331	$ 0	3,331	0
Sale of common stock and warrants at $1.773 per share (2013) and at $0.80 per share (Registered Offering) (2014) (in shares)		4,163,961
Sale of common stock and warrants at $1.50 per share (2013) and at $0.80 per share (Private Placement) (2014)	773	$ 0	773	0
Sale of common stock and warrants at $1.50 per share (2013) and at $0.80 per share (Private Placement) (2014) (in shares)		966,250
Issuance cost of sales of common stock and warrants	(327)	$ 0	(327)	0
Net loss	(6,994)	0	0	(6,994)
Balance at Dec. 31, 2014	97	$ 3	39,473	(39,379)
Balance (in shares) at Dec. 31, 2014		33,181,197
Stock-based compensation	138	$ 0	138	0
Exercise of warrants	287	$ 0	287	0
Exercise of warrants (in shares)		337,169
Common stock issued as payment of services and consulting fees	27	$ 0	27	0
Common stock issued as payment of services and consulting fees (in shares)		30,000
Net loss	(3,375)	$ 0	0	3,375
Balance at Jun. 30, 2015	$ (2,826)	$ 3	$ 39,925	$ 42,754
Balance (in shares) at Jun. 30, 2015		33,548,366